OTHER LONG-TERM ASSETS (Details Narrative) - Ethos Asset Management Loan Agreement [Member]	Jun. 30, 2024 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Security Deposit	$ 1,875,000
Loans Payable	2,383,059
Interest Payable	$ 81,560